SCHEDULE VI - Supplemental Information Concerning Property-Casualty Insurance Operations	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Abstract]
Supplemental Information Concerning Property-Casualty Insurance Operations
PartnerRe Ltd.
Supplemental Information
Concerning Property-Casualty Insurance Operations (1)
For the years ended December 31, 2022, 2021 and 2020
(Expressed in thousands of U.S. dollars)

					Losses and Loss Expenses Incurred Related to
Affiliation with Registrant	Deferred Policy Acquisition Costs	Liability for Unpaid Losses and Loss Expenses	Unearned Premiums	Premiums Earned	Current year	Prior year	Acquisition Costs	Paid Losses and Loss Expenses	Premiums Written
Consolidated subsidiaries
2022	$700,694	$12,725,631	$2,743,406	$5,611,452	$3,533,087	$(219,853)	$1,430,121	$2,658,136	$5,898,750
2021	$617,537	$12,047,792	$2,498,426	$5,329,556	$3,637,671	$(194,426)	$1,279,039	$2,972,995	$5,510,828
2020	$543,416	$11,395,321	$2,257,441	$5,054,529	$3,945,248	$71,456	$1,254,067	$3,232,604	$4,825,919

(1) Includes the Company's P&C and Specialty segments.